CONCENTRATION RISK	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Risks and Uncertainties [Abstract]
CONCENTRATION RISK

11.	CONCENTRATION RISK

Customer Concentration

The Company generates a significant portion of its revenues from a limited number of customers. Customers accounting for 10% or more of total revenues for the three and six months ended June 30, 2026 and 2025 were as follows:

	Three months ended		Six months ended
	June 30,		June 30,
	2026	2025	2026	2025

Kami Vision Incorporated	83%	36%	81%	34%

As of June 30, 2026 and December 31, 2025, customers representing 10% or more of total accounts receivable – related party were as follows:

	June 30,	December 31,
	2026	2025

Kami Vision Incorporated	84%	79%
ZKCam Technology Limited	16%	21%

The loss of, or a significant reduction in business from, any of these customers could have a material adverse effect on the Company’s business, financial condition, and results of operations.

Supplier Concentration

The Company relies on a limited number of suppliers for the procurement of inventory and related products. Suppliers accounting for 10% or more of total inventory purchases for the three and six months ended June 30, 2026 and 2025 were as follows:

	Three months ended		Six months ended
	June 30,		June 30,
	2026	2025	2026	2025

Ants Technology (HK) Limited (related party)	-	-	100%	-
Senslab Technology Co., Ltd (related party)	-	100%	-	100%

The Company periodically evaluates alternative sources of supply; however, the loss of a significant supplier, or an interruption in the supply of inventory from such supplier, could adversely affect the Company’s ability to fulfill customer orders until alternative sources are obtained.

Cash Concentration

The Company maintains cash and cash equivalents with financial institutions in the United States. These balances may, at times, exceed the FDIC insurance limit of $250,000 per depositor, per insured financial institution. Certain cash equivalents, including amounts held in money market funds, may not be insured by the FDIC.

As of June 30, 2026 and December 31, 2025, the Company had cash and cash equivalents of $4,544,353 and $7,004,601, respectively. The Company has not experienced any losses on these balances.

13.	CONCENTRATION RISK

Customer Concentration

The Company’s revenues are concentrated among a limited number of customers. The following customer accounted for 10% or more of total revenues for the years ended December 31, 2025 and 2024:

	Years ended
	December 31,
	2025	2024

Kami Vision Incorporated	52%	27%

As of December 31, 2025 and 2024, the following customer accounted for 10% or more of total accounts receivable:

	December 31,	December 31,
	2025	2024

Kami Vision Incorporated	79%	82%
ZKCam Technology Limited	21%	-%

The loss of this customer or a significant reduction in purchases by this customer could have a material adverse effect on the Company’s business, financial condition, and results of operations.

Supplier Concentration

The Company relies on a limited number of suppliers for its inventory purchases. The following suppliers accounted for 10% or more of total purchases for the years ended December 31, 2025 and 2024:

	Years ended
	December 31,
	2025	2024

Senslab Technology Co., Ltd (related party)	0%	92%
Senslab HK Limited (related party)	100%	8%
Third-party supplier	0%	0%

As of December 31, 2025 and 2024, the following suppliers accounted for 10% or more of total accounts payable:

	December 31,	December 31,
	2025	2024

Senslab Technology Co., Ltd (related party)	0%	73%
Senslab HK Limited (related party)	0%	27%

The decrease in supplier concentration in accounts payable as of December 31, 2025 reflects the settlement of outstanding balances with related-party suppliers during the year.

Inventory Storage Concentration

As of December 31, 2025 and 2024, substantially all of the Company’s inventory was stored at third-party logistics facilities.